Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	WASHINGTON MUTUAL INVESTORS FUND
Central Index Key	0000104865
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 07, 2017
Prospectus Date	Apr. 07, 2017
WASHINGTON MUTUAL INVESTORS FUND SM | Class A
Prospectus:
Trading Symbol	AWSHX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-1
Prospectus:
Trading Symbol	RWMAX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-2
Prospectus:
Trading Symbol	RWMBX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-3
Prospectus:
Trading Symbol	RWMCX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-4
Prospectus:
Trading Symbol	RWMEX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-5
Prospectus:
Trading Symbol	RWMFX
WASHINGTON MUTUAL INVESTORS FUND SM | Class C
Prospectus:
Trading Symbol	WSHCX
WASHINGTON MUTUAL INVESTORS FUND SM | Class F-1
Prospectus:
Trading Symbol	WSHFX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-A
Prospectus:
Trading Symbol	CWMAX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-C
Prospectus:
Trading Symbol	CWMCX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-E
Prospectus:
Trading Symbol	CWMEX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-F-1
Prospectus:
Trading Symbol	CWMFX
WASHINGTON MUTUAL INVESTORS FUND SM | Class F-2
Prospectus:
Trading Symbol	WMFFX
WASHINGTON MUTUAL INVESTORS FUND SM | R-6
Prospectus:
Trading Symbol	RWMGX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-2E
Prospectus:
Trading Symbol	RWEBX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-5E
Prospectus:
Trading Symbol	RWMHX
WASHINGTON MUTUAL INVESTORS FUND SM | Class F-3
Prospectus:
Trading Symbol	FWMIX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-T
Prospectus:
Trading Symbol	TMWMX
WASHINGTON MUTUAL INVESTORS FUND SM | Class T
Prospectus:
Trading Symbol	TWMMX
WASHINGTON MUTUAL INVESTORS FUND SM | Class B
Prospectus:
Trading Symbol	WSHBX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-B
Prospectus:
Trading Symbol	CWMBX